Short-Term Borrowings and Long-Term Debt (Long-Term Debt) (Parenthetical) (Detail) - Japanese Yen Denominated Borrowing	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Unsecured Corporate Bonds | Minimum
Debt Instrument [Line Items]
Interest rates per annum	0.20%	0.20%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018	Mar. 31, 2018
Unsecured Corporate Bonds | Maximum
Debt Instrument [Line Items]
Interest rates per annum	2.00%	2.00%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2024	Mar. 31, 2024
Unsecured Indebtedness to Financial Institutions
Debt Instrument [Line Items]
Interest rates per annum	0.90%
Unsecured Indebtedness to Financial Institutions | Minimum
Debt Instrument [Line Items]
Interest rates per annum		0.90%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2017	Mar. 31, 2016
Unsecured Indebtedness to Financial Institutions | Maximum
Debt Instrument [Line Items]
Interest rates per annum		1.20%
Debt instrument, maturity date (fiscal year ending)	Mar. 31, 2018	Mar. 31, 2018